Income Taxes (Details) - Schedule of Effective Tax Rates - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rates [Abstract]
Federal income tax benefit at the statutory rate	$ (991,250)	$ (2,420,618)
Effect of:
State income taxes	(236,011)	(576,338)
Foreign taxes	3,494,884	2,331,027	1,043,451
Other, net	(84,339)
Income tax expense/(benefit)	$ 2,183,284	$ (665,929)	$ 1,043,451